UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Global Value Opportunities Fund (JGV)
March 31, 2012

Shares	Description (1)	Value
	Common Stocks - 69.2%
	Aerospace & Defense - 1.8%
990,000	Finmeccanica SPA	$ 5,360,672
14,200	Thales S.A.	531,415
	Total Aerospace & Defense	5,892,087
	Capital Markets - 1.8%
1,333,437	EFG - Hermes Holdings SAE	2,951,664
525,000	GP Investments Ltd	1,481,142
235,000	Uranium Participation Corporation, (2)	1,342,924
	Total Capital Markets	5,775,730
	Commercial Banks - 1.6%
11,900,000	First Bank of Nigeria PLC	754,597
1,180,000	Sumitomo Mitsui Trust Holdings Incorporated	3,763,682
9,335,000	Zenith Bank PLC	734,014
	Total Commercial Banks	5,252,293
	Communications Equipment - 2.2%
1,305,000	Nokia Corporation, ADR	7,164,450
	Construction Materials - 1.4%
1,533,000	India Cements Limited, GDR	3,355,737
5,214,000	Luks Group Vietnam Holdings Company Limited	1,188,426
	Total Construction Materials	4,544,163
	Diversified Financial Services - 0.4%
139,000	Guoco Group Limited	1,211,801
	Diversified Telecommunication Services - 6.7%
315,700	KT Corporation, Sponsored ADR, (2)	4,321,933
117,500	Nippon Telegraph and Telephone Corporation, ADR	2,657,850
193,000	PT Telekomunikasi Indonesia Tbk, ADR	5,859,480
800,000	Telecom Egypt SAE	1,860,927
4,525,000	Telecom Italia S.p.A.	4,447,788
154,000	Vivendi Universal SA	2,826,163
	Total Diversified Telecommunication Services	21,974,141
	Electric Utilities - 11.2%
383,542	Centrais Electricas Brasileiras S.A. PFD B ADR	4,932,350
36,306	Centrais Electricas Brasileiras S.A., ADR	339,824
32,403	Centrais Electricas Brasileiras S.A.	304,247
1,010,000	EDP - Energias de Portugal, S.A.	2,937,887
553,000	Electricite de France S.A.	12,619,239
189,000	Exelon Corporation	7,410,690
1,131,300	Federal Hydrogenerating, GDR	4,147,346
411,400	Korea Electric Power Corporation, Sponsored ADR, (2)	4,002,922
	Total Electric Utilities	36,694,505
	Electrical Equipment - 0.4%
61,750	Areva S.A.	1,362,167
	Food Products - 0.1%
48,800	BrasilAgro Companhia Brasileira de Propriedades Agricoles	213,865
13,205	Cresud S.A.C.I.F.y.A., ADR	162,686
	Total Food Products	376,551
	Health Care Providers & Services - 0.3%
210,800	Profarma Distribuidora de Produtos Farmaceuticos S.A.	1,121,295
	Hotels, Restaurants & Leisure - 1.2%
201,000	Orascom Development Holding AG	3,896,643
	Household Durables - 0.8%
767,962	Oriental Weavers Group	2,733,640
	Insurance - 0.4%
70,000	MS&AD Insurance Group Holdings, Inc.	1,436,873
	Leisure Equipment & Products - 0.2%
16,600	Sankyo Company Ltd	814,256
	Marine - 0.7%
120,000	Stolt-Nielsen S.A.	2,275,780
	Metals & Mining - 17.6%
248,000	Barrick Gold Corporation	10,783,042
239,815	Eastern Platinum Limited, (2)	96,171
38,320	First Uranium Corporation, (2)	5,763
10,081	Geovic Mining Corporation, (2)	1,415
1,192,501	Gran Colombia Gold Corporation, (2)	478,220
4,558	Impala Platinum Holdings Limited, Sponsored ADR, (3)	89,656
330,000	Impala Platinum Holdings Limited	6,500,196
310,000	Ivanhoe Mines Ltd., (2)	4,879,400
808,000	Kinross Gold Corporation	7,910,320
242,000	Newcrest Mining Limited	7,440,053
191,500	Newmont Mining Corporation	9,818,205
178,000	NovaGold Resources Inc., (2)	1,278,040
2,275,000	Polyus Gold International Limited, Sponsored GDR, (3)	6,938,750
20,550	Polyus Gold International Limited, Sponsored GDR	63,294
6,150,387	Village Main Reef Limited	1,563,454
	Total Metals & Mining	57,845,979
	Oil, Gas & Consumable Fuels - 12.6%
272,000	Arch Coal Inc.	2,913,120
546,000	Cameco Corporation	11,733,540
270,000	Chesapeake Energy Corporation	6,255,900
165,000	ERG S.P.A	1,462,302
2,145	Gazprom OAO, ADR, (3)	26,534
484,800	Gazprom OAO, GDR	5,914,560
316,000	Nexen Inc.	5,798,600
29,000	Niko Resources Limited	1,020,212
10,423,000	PT Medco Energi Internasional TBK	2,450,727
121,500	Suncor Energy, Inc.	3,973,050
	Total Oil, Gas & Consumable Fuels	41,548,545
	Pharmaceuticals - 0.4%
7,352	EGIS Pharmaceuticals PLC	487,812
1,900,000	United Laboratories International Holdings Ltd	941,981
	Total Pharmaceuticals	1,429,793
	Real Estate Management & Development - 0.7%
980,000	Emaar Propoerties PJSC	808,440
106,494	Solidere, GDR, (3)	1,520,734
	Total Real Estate Management & Development	2,329,174
	Road & Rail - 2.6%
70,200	East Japan Railway Company	4,418,775
105,000	West Japan Railway Company	4,218,014
	Total Road & Rail	8,636,789
	Software - 1.1%
110,000	Microsoft Corporation	3,547,500
	Textiles, Apparel & Luxury Goods - 0.0%
2,506,000	China Hongxing Sports Limited, (4)	28,667
	Tobacco - 0.9%
170,000	Eastern Tobacco Co.	2,870,861
	Wireless Telecommunication Services - 2.1%
39,000,000	SafariCom Limited	1,502,709
700	SK Telecom Company Limited	86,183
12,645	SK Telecom Company Limited, ADR	175,892
358,000	Turkcell Iletisim Hizmetleri A.S., ADR, (2)	4,510,800
93,406	Turkcell Iletism Hizmetleri SA	477,957
	Total Wireless Telecommunication Services	6,753,541
	Total Common Stocks (cost $253,016,631)	227,517,224

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Mortgage-Backed Securities - 2.6%
	Residentials - 2.6%
$ 17,334	Fannie Mae Guaranteed REMIC Pass Through Certificates, Series 2011-16, (I/O)	4.000%	3/25/26	Aaa	$ 1,286,860
9,372	Fannie Mae Mortgage Interest Strips, Series 345-17, (I/O)	4.500%	5/01/20	Aaa	624,664
98	Fannie Mae Mortgage Pool 100195	2.765%	8/20/22	Aaa	99,652
16	Fannie Mae Mortgage Pool 708743	2.028%	6/01/33	Aaa	16,902
55	Fannie Mae Mortgage Pool 713939, (I/O)	2.295%	4/01/33	Aaa	57,628
118	Fannie Mae Mortgage Pool 776486	2.296%	3/01/34	Aaa	125,035
424	Fannie Mae Mortgage Pool 816594, (I/O)	2.276%	2/01/35	Aaa	449,618
1,766	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, Series 2011-81, (I/O)	3.500%	8/25/26	AAA	215,156
444	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI, (I/O)	4.500%	5/25/19	Aaa	19,339
814	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool FH 780184	2.377%	1/01/33	Aaa	858,693
46	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	2.453%	2/01/33	Aaa	46,630
33	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640, (I/O)	4.500%	8/15/17	Aaa	457
82	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class IA, (I/O)	4.500%	3/15/18	Aaa	671
223	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class KI, (I/O)	4.500%	2/15/19	Aaa	8,728
441	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2906, Class EI, (I/O)	4.500%	1/15/19	Aaa	20,788
166	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2627 JI, (I/O)	4.500%	5/15/18	Aaa	11,775
46	Federal Home Loan Mortgage Corporation, Pool 789045	2.375%	2/01/32	Aaa	48,600
17,238	Freddie Mac, REMIC, Series 3766, (I/O)	3.500%	11/15/20	Aaa	1,527,609
11,163	Freddie Mac, REMIC, Series 3879, (I/O)	3.500%	3/15/26	Aaa	1,097,537

1,611	Freddie Mac, REMIC, Series 3906, Class EI, (I/O)	3.500%	5/15/26	Aaa	199,518
4,285	Freddie Mac Multiclass Certificates, Series 3804, (I/O)	3.500%	2/15/25	Aaa	335,452
4,409	Freddie Mac Multiclass Certificates, Series 3855, (I/O)	3.500%	1/15/25	Aaa	306,452
1,155	GNMA Mortgage Pool G2 81832	2.000%	1/20/37	Aaa	1,209,891
71,339	Total Residentials				8,567,655
$ 71,339	Total Mortgage-Backed Securities (cost $10,509,523)				8,567,655

Shares	Description (1)	Coupon	Ratings (5)	Value
	Convertible Preferred Securities - 1.2%
	Communications Equipment - 1.2%
4,800	Lucent Technologies Capital Trust I	7.750%	CCC	$ 3,864,000
	Total Convertible Preferred Securities (cost $2,911,197)			3,864,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
Convertible Bonds - 5.2%
Communications Equipment - 1.9%
$ 6,250	Lucent Technologies Inc., Series B	2.750%	6/15/25	B	$ 6,140,625
Metals & Mining - 1.8%
6,635	First Uranium Corporation	4.250%	6/30/12	N/R	5,803,837
Oil, Gas & Consumable Fuels - 1.5%
3,000	NAL Energy Corporation, Convertible Bond, 144A	6.250%	3/31/17	N/R	3,112,938
3,950	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	1,955,250
6,950	Total Oil, Gas & Consumable Fuels	5,068,188
$ 19,835	Total Convertible Bonds (cost $18,405,311)	17,012,650

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
Corporate Bonds - 8.1%
Commercial Banks - 0.5%
$ 900	Ukraine Export-Import Bank Loan Participation with Credit Suisse International	5.793%	2/09/16	B1	$ 729,000
900	Ukreximbank BIZ FIN PLC, Reg S	8.375%	4/27/15	B1	832,500
1,800	Total Commercial Banks	1,561,500
Construction Materials - 0.9%
1,300	C10 Capital (SPV) Limited, 144A	6.722%	N/A	(6)	B+	858,000
3,650	Cemex C5 Capitol Special Purpose Vehicle Limited, Series 2006, 144A	4.745%	N/A	(6)	B+	1,934,500
4,950	Total Construction Materials	2,792,500
Food Products - 2.9%
7,470	Dean Foods Company	7.000%	6/01/16	B2	7,675,425
1,800	MHP SA, 144A	10.250%	4/29/15	B	1,728,000
9,270	Total Food Products	9,403,425
Metals & Mining - 0.5%
1,860	Banro Corporation, 144A	10.000%	3/01/17	N/R	1,720,500
Oil, Gas & Consumable Fuels - 3.3%
4,050	Petroleos de Venezuela S.A.	4.900%	10/28/14	B+	3,624,750
6,450	Petroleos de Venezuela S.A.	5.000%	10/28/15	B+	5,353,500
2,000	Ship Finance International Limited	8.500%	12/15/13	B+	2,000,000
12,500	Total Oil, Gas & Consumable Fuels	10,978,250
Paper & Forest Products - 0.0%
2,000	Bowater Inc., (4)	9.500%	10/15/12	N/R	70,000
$ 32,380	Total Corporate Bonds (cost $25,087,797)	26,526,175

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
Structured Notes - 0.9%
Diversified Financial Services - 0.9%
$ 3,845	JP Morgan Chase & Company Reverse Exchagenable Notes, Linked to the Common Stock of Cameco Corporation	10.900%	5/18/12	N/R	$ 3,135,213
$ 3,845	Total Structured Notes (cost $3,845,000)	3,135,213

Principal
Amount (000) (7)	Description (1)	Coupon	Maturity	Ratings (5)	Value
Sovereign Debt - 1.7%
Argentina - 0.6%
$ 3,000	Province of Buenos Aires, 144A	10.875%	1/26/21	B	$ 2,220,000
Belarus - 0.6%
2,050	Republic of Belarus	8.750%	8/03/15	B-	1,906,500
Nigeria - 0.5%
285,700	NGN	Nigeria Treasury Bond	10.500%	3/18/14	BB-	1,653,955
Total Sovereign Debt (cost $6,413,398)	5,780,455

Shares	Description (1)	Value
Warrants - 0.1%
Metals & Mining – 0.1%
89,280	Banro Corporation, 144A	$ 131,242
349,467	Gran Colombia Gold Corporation	59,561
Total Warrants (cost $264,575)	190,803

Shares	Description (1)	Value
Equity Linked Certificates – 0.0% (8)
Multiline Retail – 0.0%
29,000	CLSA Asian Securities Program, Equity Linked Note, Pantaloon Retail (India) Limited, 144A	$ 90,395
Total Equity Linked Certificates (cost $202,765)	90,395

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments - 10.1%
$ 33,214	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $33,213,833, collateralized by $30,330,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $33,881,704	0.010%	4/02/12	$ 33,213,805
Total Short-Term Investments (cost $33,213,805)	33,213,805
Total Investments (cost $353,870,002) - 99.1%	325,898,375

Shares	Description (1)	Value
Common Stocks Sold Short – (5.7)%
Beverages – (0.2)%
(12,000)	Monster Beverage Corporation, (2)	$ (745,080)
Chemicals – (0.6)%
(24,500)	Sigma-Aldrich Corporation	(1,789,970)
Computers & Peripherals – (0.4)%
(2,300)	Apple, Inc., (2)	(1,378,781)
Hotels, Restaurants & Leisure – (2.7)%
(8,700)	Chipotle Mexican Grill, (2)	(3,636,600)
(20,700)	Panera Bread Company, (2)	(3,331,044)
(36,500)	Starbucks Corporation	(2,039,985)
Total Hotels, Restaurants & Leisure	(9,007,629)
Software – (0.4)%
(8,300)	Salesforce.com, Inc., (2)	(1,282,433)
Specialty Retail – (1.0)%
(47,000)	Tiffany & Co.	(3,249,110)
Textiles, Apparel & Luxury Goods – (0.4)%
(16,500)	Lululemon Athletica Inc., (2)	(1,232,220)
Total Common Stocks Sold Short (proceeds $10,927,877)	(18,685,223)
Other Assets Less Liabilities - 6.6%	21,674,863
Net Assets - 100%	$ 328,888,015

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$218,912,883	$ 8,575,674	$ 28,667	$227,517,224
Mortgage-Backed Securities	-	8,567,655	-	8,567,655
Convertible Preferred Securities	-	3,864,000	-	3,864,000
Convertible Bonds	-	17,012,650	-	17,012,650
Corporate Bonds	-	26,456,175	70,000	26,526,175
Structured Notes	-	3,135,213	-	3,135,213
Sovereign Debt	-	5,780,455	-	5,780,455
Warrants	59,561	131,242	-	190,803
Equity Linked Certificates	-	90,395	-	90,395
Short-Term Investments:
Repurchase Agreements	-	33,213,805	-	33,213,805
Common Stocks Sold Short	(18,685,223)	-	-	(18,685,223)
Total	$200,287,221	$106,827,264	$ 98,667	$307,213,152

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3	Level 3	Level 3
Common	Mortgage-Backed	Corporate	Level 3
Stocks	Securities	Bonds	Total
Balance at the beginning of period	$27,783	$ 3,170,827	$60,000	$ 3,258,610
Gains (losses):
Net realized gains (losses)	-	(323,963)	-	(323,963)
Net change in unrealized appreciation (depreciation)	884	72,503	10,000	83,387
Purchases at cost	-	-	-	-
Sales at proceeds	-	-	-	-
Net discounts (premiums)	-	-	-	-
Transfers in to	-	-	-	-
Transfers out of	-	(2,919,367)	-	(2,919,367)
Balance at the end of period	$28,667	$ -	$70,000	$ 98,667

The table below present the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1	Level 2	Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$11,311,715	$-	$2,919,367	$(11,311,715)	$(2,919,367)	$-

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies (“PFIC”), the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding common stocks sold short) was $356,044,635.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$11,057,765
Depreciation	(41,204,025)

Net unrealized appreciation (depreciation) of investments	$(30,146,260)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value disclosure purposes, investment categorized as Level 3.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.
(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(8)

Equity Linked Certificates provide the price appreciation or depreciation of a single stock. These investments are used to gain access to the return characteristics of small amounts of shares in countries with a costly or lengthy registration process, and are similar to ADRs, except that a third party (not the equity issuer) is responsible for paying the stock returns under the note.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
I/O	Interest only security.
N/A	Not applicable.
N/R	Not rated.
NGN	Nigerian Naira

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Value Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012